Additional Information Regarding Profit or Loss Items - Schedule of Additional Information Regarding Profit or Loss Items (Details) - Additional Information Regarding Profit or Loss Items [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		$ 5,806	$ 9,094	$ 7,633
Revenues from key customers		3,445	5,429	3,467
Trade receivables balance from key customers		692	1,013	2,061
Revenue by product group		5,806	9,094	7,633
Cost of revenue		3,701	5,290	4,464
Research and development expenses	[1]	866	577	1,048
Selling and marketing expenses	[2]	1,158	1,367	3,170
General and administrative expenses	[3]	3,161	3,325	1,732
Other expenses (income)		(48)	5
Finance expenses		104	124	104
Finance income		78	127	67
In-Ear Headset systems [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		3,331	4,945	4,532
SST Headset systems [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		2,371	3,818	2,713
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue by product group		104	331	388
Customer 1 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		2,175	4,097	2,559
Trade receivables balance from key customers		523	648	1,592
Customer 2 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		861
Trade receivables balance from key customers
Customer 3 [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenues from key customers		409	1,332	908
Trade receivables balance from key customers		169	365	469
Israel [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		4,322	6,814	4,947
Europe [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		189	240	423
Asia [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		195	1,198	1,072
USA [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		1,099	841	1,070
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Revenue		1	1	121
Salaries and related expenses [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue	[4]	1,085	1,190	1,139
Research and development expenses	[1]	656	518	980
Selling and marketing expenses	[2]	930	1,116	2,969
General and administrative expenses	[3]	1,248	1,121	1,400
Purchases [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		2,445	4,452	3,164
Research and development expenses	[1]	47	8	3
Depreciation and amortization [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		87	64	61
Research and development expenses	[1]	11	14	19
Selling and marketing expenses	[2]	23	11	25
General and administrative expenses	[3]	86	52	26
Decrease (increase) in inventory [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		(69)	(633)	(49)
Other [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Cost of revenue		153	217	149
Research and development expenses	[1]	33	31	31
Selling and marketing expenses	[2]	147	121	130
General and administrative expenses	[3]	137	248	118
Finance expenses		17	29	18
Finance income			15
Professional consulting [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Research and development expenses	[1]	119	6	15
Exhibitions and advertising [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Selling and marketing expenses	[2]	58	119	46
Professional services [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
General and administrative expenses	[3]	1,614	1,799	131
Rent and maintenance [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
General and administrative expenses	[3]	76	105	57
Grants [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Other expenses (income)		(48)
Capital loss [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Other expenses (income)			5
In Respect of Interest Lease Liabilities [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		86	34	12
In respect of credit from banking corporations [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses		1	14	9
Revaluation of a SAFE [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses			47	53
Revaluation of a liability in respect of a warrants [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance expenses				12
Securities income [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance income		15	81
Exchange rate differentials [Member]
Schedule of Additional Information Regarding Profit or Loss Items [Line Items]
Finance income		$ 63	$ 31	$ 67

[1]	Includes share-based compensation of $48 in 2025, $160 in 2024 and $541 in 2023.
[2]	Includes share-based compensation of $114 in 2025, $284 in 2024 and $2,467 in 2023.
[3]	Include share-based compensation of $318 in 2025, $279 in 2024 and $807 in 2023.
[4]	Includes share-based compensation of $59 in 2025, $137 in 2024 and $421 in 2023.